Summary of Significant Accounting Policies (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) Segment	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Description of segment information			The Company operates as a single operating segment. The chief operating decision maker is the Company’s Chief Executive Officer, who makes resource allocation decisions and assesses performance based on financial information presented on a consolidated basis, accompanied by disaggregated revenue information. Accordingly, the Company has determined that it has a single reportable segment and operating segment.
Operating segment (in Segment) | Segment			1
Indicates title or position			Chief Executive Officer [Member]
Revenues (in Dollars)	$ 144,926	$ 50,683	$ 232,094	$ 108,264	$ 141,760	$ 9,072,130
Provision for inventory (in Dollars)					551,492
Transactions losses (in Dollars)					1,231,954	$ 1,433,388
Cash, FDIC insured amount (in Dollars)					$ 250,000
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk					15.00%	99.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk					11.00%	36.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk					20.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk					14.00%	23.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk					15.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk					17.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk					15.00%
Supplier Concentration Risk [Member] | Vendor One [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk					37.00%	39.00%
Supplier Concentration Risk [Member] | Vendor One [Member] | Accounts Payables [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk					19.00%
Supplier Concentration Risk [Member] | Vendor Two [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk					36.00%
Supplier Concentration Risk [Member] | Vendor Two [Member] | Accounts Payables [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk					13.00%